Loss per share (Tables)	6 Months Ended
Jun. 30, 2026
Loss per share
Summary of basic and diluted net loss per share

Basic and diluted net loss per share attributable to ordinary shares for the six months ended June 30, 2026 and 2025 are calculated as follows (in thousands, except share and per share amounts):

	For the six months ended June 30,
(Euro thousands)	2026	2025
Loss from continuing operations attributable to ordinary shares	(59,347)	(72,730)
Loss from discontinued operations attributable to ordinary shares	—	(424)
Net loss attributable to ordinary shares	(59,347)	(73,154)
Weighted-average shares outstanding-basic and diluted (thousand shares)	116,945	117,314
Net loss per share:
From continuing operations	(0.51)	(0.62)
From discontinued operations	—	*
Total basic and diluted (in Euro)	(0.51)	(0.62)

*Between €(0.01) and 0.

Summary of outstanding shares of potentially dilutive securities

	At June 30,	At June 30,
(Thousand shares)	2026	2025
Treasury shares	8,651	8,651
Warrants	31,980	31,980
Total outstanding shares of potentially dilutive securities	40,631	40,631